Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements (Balance of and Changes in DSI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Deferred Sales Inducements [Roll Forward]
Beginning Balance	$ 322,351
Ending Balance	297,413	$ 322,351
Variable Annuties
Movement in Deferred Sales Inducements [Roll Forward]
Beginning Balance	322,351	351,424	$ 381,504
Capitalization	4,047	1,243	1,514
Amortization expense	(29,370)	(30,316)	(31,625)
Other adjustments	385		31
Ending Balance	$ 297,413	$ 322,351	$ 351,424